Quarterly portfolio holdings
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.6%				$143,035,425
(Cost $140,830,783)
Alabama 8.3%				12,001,730
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT	4.300	03-01-56	500,000	500,000
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	300,000	314,007
Black Belt Energy Gas District Gas Project, Series A	5.250	05-01-56	750,000	784,473
Black Belt Energy Gas District Gas Project, Series C (A)	5.250	08-01-32	1,000,000	1,067,892
Black Belt Energy Gas District Gas Project, Series C (A)	5.500	11-01-56	1,690,000	1,847,831
Black Belt Energy Gas District Gas Project, Series F	5.000	12-01-35	750,000	824,580
Black Belt Energy Gas District Gas Project, Series G	5.000	10-01-35	1,000,000	1,092,598
Black Belt Energy Gas District Series B	5.000	12-01-30	850,000	920,238
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	500,046
Energy Southeast, a Cooperative District Series A	5.000	11-01-35	500,000	546,557
Energy Southeast, a Cooperative District Series B	5.000	09-01-33	500,000	529,766
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	500,000	552,083
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	270,000	288,147
Southeast Energy Authority, a Cooperative District Series B	5.250	03-01-55	500,000	535,439
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	310,000	335,796
Southeast Energy Authority, a Cooperative District Series E	5.000	10-01-30	1,250,000	1,362,277
Arizona 0.7%				1,036,583
Arizona Industrial Development Authority Academies of Math & Science, Series A (A)	4.875	07-01-60	150,000	155,584
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	395,000	406,357
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	459,541
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,101
Arkansas 0.2%				350,041
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	350,041
California 7.6%				11,099,911
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	03-01-36	2,000,000	2,179,497
California Community Choice Financing Authority Clean Energy Project, Series C	5.000	12-01-55	500,000	542,465
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	640,000	700,038
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	11-01-33	700,000	774,652
California Community Choice Financing Authority Clean Energy Project, Series F	5.000	02-01-55	300,000	329,320
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	515,000	574,506
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	$509,451
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	1,000,000	540,000
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	307,377
California Municipal Finance Authority Eisenhower Medical Center, Series A	3.500	07-01-32	100,000	100,147
California Municipal Finance Authority Linxs APM Project, Series A, AMT (B)	3.250	12-31-32	500,000	496,550
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	101,948
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	268,949
California Pollution Control Financing Authority Republic Services, Inc. Project, Series A-1, AMT (A)	3.250	11-01-42	1,000,000	1,000,175
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (A)	5.000	07-01-36	300,000	300,254
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	528,321
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	309,511
Patterson Joint Unified School District 2008 Election, Series A, GO (B)(C)	2.209	08-01-26	515,000	510,208
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	457,059
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	569,483
Colorado 3.1%				4,498,429
Colorado Educational & Cultural Facilities Authority Kent Denver School Project	4.000	06-01-35	400,000	432,193
Colorado Health Facilities Authority Frasier Project, Series 2023-A	3.000	05-15-30	340,000	338,696
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	430,000	439,834
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	100,000	104,275
Park Creek Metropolitan District Series A (B)	4.000	12-01-35	475,000	489,865
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-26	305,000	310,707
Rampart Range Metropolitan District No. 1 (B)	5.000	12-01-27	445,000	464,367
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	210,517
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	200,026
Vista Ridge Metropolitan District Series A, GO (B)	4.000	12-01-36	1,500,000	1,507,949
Connecticut 0.4%				611,555
City of Bridgeport Series B, GO	5.000	08-15-27	170,000	176,654
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	215,000	226,648
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	208,253
Delaware 0.9%				1,273,832
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	30,991
Delaware State Economic Development Authority Delmarva Power & Light Company Project, Series A	3.600	01-01-31	700,000	726,982
Delaware State Economic Development Authority NRG Energy Project, Series A	4.000	10-01-45	500,000	515,859
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 1.6%				$2,289,241
District of Columbia Housing Finance Agency Hillsdale Flats Phase I Project, Series B	3.150	02-01-30	1,000,000	1,009,913
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	4.000	10-01-35	750,000	771,611
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	507,717
Florida 10.3%				14,939,096
Cabot Citrus Farms Community Development District	5.250	03-01-29	790,000	801,596
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	319,558
City of Tampa Water & Wastewater System Revenue Series A	5.000	10-01-54	1,090,000	1,123,757
Collier County Industrial Development Authority NCH Healthcare System Projects, Series B (B)(D)	5.000	04-01-35	1,000,000	1,156,498
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	525,102
County of Lee Airport Revenue Series A-2, AMT (D)	5.000	10-01-56	1,000,000	1,095,790
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	280,950
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	500,000	577,589
Firethorn Community Development District Assessment Area One	4.100	05-01-30	475,000	479,308
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	208,514
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,592
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	507,573
Florida Higher Educational Facilities Financing Authority Nova Southeastern University Project	5.000	04-01-27	20,000	20,033
Florida Higher Educational Facilities Financing Authority Nova Southeastern University Project	5.000	04-01-28	35,000	35,065
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series B-2 (A)	4.450	11-15-31	200,000	202,724
Greater Orlando Aviation Authority United Airlines, Inc. Project, AMT	5.250	11-01-34	500,000	548,992
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	950,000	1,063,912
Lee County Industrial Development Authority Lee Health System, Inc. Project, Series A-2 (D)	5.000	04-01-65	1,000,000	1,140,512
Miami-Dade County Housing Finance Authority Yaeger Plaza Project, Series B	3.150	08-01-29	1,000,000	1,008,527
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	550,719
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	140,000	141,924
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,837
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	70,000	75,285
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	218,629
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	230,000	230,175
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	10,000	10,130
Sarasota County Public Hospital District Sarasota Memorial Hospital Project, Series A (D)	5.000	07-01-33	1,000,000	1,162,674
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	347,353
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
USF Financing Corp. Student Housing Project	5.000	07-01-34	500,000	$586,496
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	258,137
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	220,000	220,145
Georgia 4.1%				6,014,245
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	251,899
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	504,215
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	500,000	516,102
Main Street Energy, Inc. Series D	5.000	12-01-33	1,500,000	1,637,346
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	460,000	476,175
Main Street Natural Gas, Inc. Series A	5.000	05-15-26	550,000	552,642
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	268,358
Main Street Natural Gas, Inc. Series B	5.000	12-01-55	650,000	708,498
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	500,000	544,561
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	543,727
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,722
Illinois 6.4%				9,311,495
Bridgeview Finance Corp. Series A	5.000	12-01-37	1,500,000	1,504,636
Chicago Midway International Airport Series A, AMT	5.000	01-01-32	1,000,000	1,117,737
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	509,968
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	225,000	230,050
Illinois Development Finance Authority St. Vincent De Paul Center Project, Series A (D)	2.850	11-15-39	2,500,000	2,501,999
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	150,000	150,380
Illinois Finance Authority Clark-Lindsey Village, Series A	5.375	06-01-42	10,000	10,044
Illinois Finance Authority Music and Dance Theater Chicago (A)	5.000	10-01-35	295,000	304,798
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	519,046
Sales Tax Securitization Corp. Series A	5.000	01-01-34	1,000,000	1,159,085
State of Illinois Series B, GO	5.250	10-01-29	500,000	548,748
State of Illinois, GO	4.125	11-01-31	575,000	578,845
Village of Bedford Park Hotel/Motel Tax Revenue Series A (B)	5.000	12-01-35	155,000	176,159
Indiana 0.6%				872,348
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	225,000	238,958
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	500,000	513,050
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	$120,340
Iowa 0.2%				250,067
University of Iowa Academic Building, Series SUI	3.000	07-01-28	250,000	250,067
Kansas 1.3%				1,852,740
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.000	06-01-29	200,000	200,660
City of Garden City Sports of the World Star Bond Project, Phase II (A)	4.250	06-01-33	500,000	505,569
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	344,180
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	250,050
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (A)	4.000	03-01-36	550,000	552,281
Kentucky 0.6%				906,989
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	503,385
Kentucky Public Energy Authority Series A	5.000	05-01-55	260,000	278,586
Northern Kentucky Water District Series B	3.125	02-01-29	125,000	125,018
Louisiana 1.3%				1,896,650
City of New Orleans Series A, GO	5.000	12-01-31	800,000	888,545
Louisiana Housing Corp. Hampton Park Project	3.150	07-01-44	1,000,000	1,008,105
Maine 0.1%				162,387
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	150,000	162,387
Maryland 1.0%				1,485,837
City of Baltimore City-Wide Affordable Housing Program (A)	4.000	06-01-35	300,000	304,780
Maryland Health & Higher Educational Facilities Authority MedStar Health Issue, Series B	5.000	08-15-56	1,000,000	1,130,157
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	50,900
Massachusetts 2.6%				3,714,437
City of Fall River, GO	2.000	12-01-32	400,000	377,898
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,056
Massachusetts Development Finance Agency Waste Management, Inc. Project, AMT (A)	1.250	05-01-27	3,250,000	3,160,358
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,579
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,546
Michigan 2.0%				2,910,949
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	104,794
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	151,951
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series B-1	4.750	11-01-30	500,000	501,581
Grand Valley State University Series A	5.000	12-01-32	500,000	502,573
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	385,000	370,036
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	200,000	$224,445
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	35,000	36,560
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-35	585,000	675,429
Wayne County Airport Authority Detroit Metropolitan Wayne County Airport, Series D, AMT	5.000	12-01-36	300,000	343,580
Minnesota 1.2%				1,789,520
Cambridge-Isanti Independent School District No. 911 Series A, GO	2.000	02-01-34	715,000	635,676
City of Eden Prairie Series A, GO	2.000	02-01-33	500,000	463,688
Delano Independent School District No. 879 School Building, Series A, GO	3.000	02-01-28	690,000	690,156
Mississippi 0.1%				199,196
Mississippi Development Bank Hancock County Gomesa Project (A)	4.550	11-01-39	195,000	199,196
Missouri 1.1%				1,570,285
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	266,000	267,062
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	320,000	332,506
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	203,080
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	600,000	614,589
Waynesville R-VI School District Certificates of Participation	5.000	04-15-30	140,000	153,048
Montana 0.2%				255,873
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	255,873
Nebraska 1.7%				2,529,461
Central Plains Energy Project Subseries A-1	5.000	08-01-55	250,000	272,437
County of Sarpy Building Bonds, GO	1.750	06-01-33	1,580,000	1,392,461
County of Sarpy Building Bonds, GO	1.750	06-01-34	1,000,000	864,563
Nevada 0.2%				272,700
State of Nevada Department of Business & Industry Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	505,000	272,700
New Hampshire 1.7%				2,526,278
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	543,000	543,118
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(C)	6.826	12-15-32	500,000	317,151
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	75,000	84,285
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	109,709
New Hampshire Business Finance Authority Series 1-A	4.150	10-20-40	997,514	1,017,589
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,291
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	177,322
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	251,813
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
New Jersey 3.0%				$4,347,196
Borough of Bernardsville, GO	2.625	08-15-28	200,000	199,999
Hopewell Valley Regional School District, GO	1.000	02-01-32	1,710,000	1,531,481
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	500,000	526,961
New Jersey Housing & Mortgage Finance Agency Series B	3.375	11-01-27	435,000	439,639
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	500,000	595,092
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	556,353
State of New Jersey, GO	2.000	06-01-27	500,000	497,671
New York 3.3%				4,717,268
Albany County Airport Authority Series B, AMT	5.000	12-15-26	475,000	483,958
Farmingdale Union Free School District, GO	2.000	09-15-34	255,000	227,198
New York City Housing Development Corp. Series A-2	3.250	11-01-65	1,000,000	1,013,940
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	181,727
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,097
New York Liberty Development Corp. 4 World Trade Center Project, Series A	2.100	11-15-32	750,000	689,937
New York State Dormitory Authority Cornell University, Series A	5.500	07-01-54	500,000	545,633
New York State Dormitory Authority Rockefeller University, Series B	5.000	07-01-50	1,000,000	1,028,684
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-1, AMT (A)	4.250	09-01-50	500,000	510,594
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	30,500
North Carolina 0.9%				1,264,618
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-33	215,000	226,781
North Carolina Capital Facilities Finance Agency High Point University	4.000	05-01-34	750,000	787,638
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	250,199
North Dakota 0.5%				684,973
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	185,000	185,071
City of Bismarck Series T, GO	2.500	05-01-26	500,000	499,902
Ohio 1.9%				2,751,246
American Municipal Power, Inc. Combined Hydroelectric Projects, Series A	5.000	02-15-33	400,000	462,683
City of Columbus Series A, GO	3.000	08-15-32	750,000	750,158
County of Fayette, GO (B)	3.000	12-01-32	400,000	401,337
County of Ohio The Highlands Project	5.000	06-01-32	365,000	395,921
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	307,694
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	283,759
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	149,694
8	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 0.4%				$576,911
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	255,652
Cleveland Educational Facilities Authority Cleveland Public Schools Project	5.000	09-01-33	285,000	321,259
Oregon 1.1%				1,534,222
City of Newport Series B, GO (B)(C)	2.615	06-01-27	400,000	387,077
Oregon City School District No. 62 Series A, GO (C)	2.460	06-15-29	450,000	414,895
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-28	320,000	334,954
Oregon State Lottery Series A	5.000	04-01-28	190,000	201,345
Washington County Oregon School District No.48 Series A, GO (C)	2.693	06-15-31	105,000	91,036
Washington County Oregon School District No.48 Series A, GO (C)	2.781	06-15-32	125,000	104,915
Pennsylvania 2.6%				3,701,188
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	458,261
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	425,533
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	221,711
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	556,643
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	70,000	70,115
Lancaster County Hospital Authority Masonic Villages Project, Series A	5.000	11-01-32	445,000	500,615
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-31	200,000	202,904
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	600,000	602,507
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	500,000	502,111
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	160,000	160,788
Puerto Rico 1.1%				1,624,168
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.153	11-01-43	270,000	184,275
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	3.063	07-01-27	1,500,000	1,439,893
Rhode Island 0.4%				567,047
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-32	210,000	232,468
Rhode Island Health and Educational Building Corp. RI Properties LLC Project, Series A (B)	5.000	07-01-33	300,000	334,579
South Carolina 1.7%				2,418,342
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	220,000	220,934
Richland County School District No. 1 Series D, GO	3.500	03-01-28	350,000	350,230
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,041
South Carolina Public Service Authority Series A	5.000	12-01-30	295,000	296,895
South Carolina Public Service Authority Series A (D)	5.000	12-01-33	1,000,000	1,170,200
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	355,000	355,042
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Tennessee 5.2%				$7,537,419
Clarksville Independent School District, GO	2.000	02-15-34	205,000	188,791
Knoxville Industrial Development Board Maplehurst Park Apartments Project (A)	4.250	11-01-30	750,000	752,474
Tennergy Corp. Series A	5.500	10-01-53	2,500,000	2,723,792
Tennessee Energy Acquisition Corp. Series A	5.000	11-01-34	3,000,000	3,322,926
Tennessee Energy Acquisition Corp. Series A	5.000	12-01-35	500,000	549,436
Texas 10.2%				14,811,860
Alief Independent School District, GO	2.000	02-15-35	530,000	468,700
Boerne Independent School District, GO	3.125	02-01-53	320,000	321,576
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(E)	12.000	06-01-43	93,737	4,687
Brooks Development Authority Series B (A)	5.000	08-15-47	250,000	265,939
City of Georgetown Series A, GO	3.000	08-15-29	775,000	775,300
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	500,000	551,120
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	356,334
City of San Antonio Electric & Gas Systems Revenue Series A	3.080	02-01-55	500,000	505,942
City of San Antonio Electric & Gas Systems Revenue Series A	3.150	02-01-55	1,120,000	1,137,379
Dallas Fort Worth International Airport Series A-2, AMT	5.000	11-01-50	800,000	896,306
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	554,900
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	247,901
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	321,147
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,823
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	200,000	199,314
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	493,709
Houston Independent School District Series A, GO	5.000	07-15-45	1,000,000	1,056,411
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	4.000	09-01-35	50,000	50,468
Las Varas Public Facility Corp. Central at Commerce, Series A	3.350	11-01-44	1,700,000	1,707,159
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	232,916
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	129,555
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	142,911
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	250,000	250,290
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.250	07-01-32	100,000	102,545
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	210,000	210,027
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	345,000	364,036
Port of Beaumont Industrial Development Authority Jefferson Gulf Coast Energy Project, Series B (A)	4.100	01-01-28	250,000	228,146
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	540,000	541,174
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	555,000	571,333
10	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. VI	5.000	01-01-36	1,000,000	$1,102,287
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	521,525
Utah 1.2%				1,812,524
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.000% thereafter) (A)	0.000	06-01-35	350,000	278,628
State of Utah, GO	3.000	07-01-34	1,250,000	1,247,763
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-28	140,000	142,434
Utah Infrastructure Agency Telecommunication Revenue	5.000	10-15-29	135,000	143,699
Vermont 0.2%				257,443
Vermont Economic Development Authority Casella Waste System, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	250,000	257,443
Virginia 0.6%				867,137
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	202,045
Virginia Housing Development Authority Series G	3.125	07-01-56	665,000	665,092
Washington 1.5%				2,153,094
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)	5.000	12-01-32	300,000	344,871
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-30	400,000	443,257
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	505,194
Washington Economic Development Finance Authority Husky Terminal Improvement Project, AMT	5.875	12-01-45	500,000	508,453
Washington State Housing Finance Commission Horizon House Project, Series B-1	5.000	01-01-35	350,000	351,319
Wisconsin 3.3%				4,786,894
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	200,000	210,071
Public Finance Authority Driftwood Golf and Ranch Club Project, GO (A)(C)	6.445	12-15-39	327,000	136,439
Public Finance Authority Kawa Fund, Ltd., Class A, Series 1	3.625	06-15-63	1,500,000	1,502,151
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	315,000	329,944
Public Finance Authority Maniilaq Association Employee Housing Project	5.000	12-01-31	550,000	606,535
Public Finance Authority Maniilaq Association Employee Housing Project	5.000	12-01-32	550,000	610,334
Public Finance Authority Midtown Project (A)(C)	5.859	12-15-34	295,000	177,499
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (A)	6.000	07-01-60	1,000,000	1,023,854

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	190,000	190,067
Corporate bonds 0.1%				$114,000
(Cost $253,324)
Materials 0.1%				114,000
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	150,000	114,000

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	11

	Yield (%)	Shares	Value
Short-term investments 6.9%			$10,050,278
(Cost $10,050,809)
Short-term funds 6.9%
John Hancock Collateral Trust (F)	3.5447(G)	1,004,726	10,050,278
Total investments (Cost $151,134,916) 105.6%			$153,199,703
Other assets and liabilities, net (5.6%)			(8,078,447)
Total net assets 100.0%			$145,121,256

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,526,952 or 14.1% of the fund’s net assets as of 2-28-26.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.

Insurance Coverage	As a % of total investments
Assured Guaranty Corp.	4.1
Build America Mutual Assurance Company	2.4
TOTAL	6.5
The fund had the following portfolio composition as a percentage of net assets on 2-28-26:
General obligation bonds	15.0%
Revenue bonds	83.6%
Other revenue	29.6%
Health care	10.9%
Housing	10.6%
Airport	8.5%
Development	7.7%
Education	5.0%
Utilities	4.4%
Pollution	4.2%
Water and sewer	1.9%
Transportation	0.8%
Corporate bonds	0.1%
Short-term investments and other	1.3%
TOTAL	100.0%
12	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$143,035,425	—	$143,035,425	—
Corporate bonds	114,000	—	114,000	—
Short-term investments	10,050,278	$10,050,278	—	—
Total investments in securities	$153,199,703	$10,050,278	$143,149,425	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,004,726	$195	$73,908,442	$(63,858,187)	$359	$(531)	$86,065	—	$10,050,278
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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